Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount Of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 800	$ 800
Increases related to current year tax position	35	0
Balance at end of year	$ 835	$ 800